UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3868

                           BDI INVESTMENT CORPORATION
               (Exact name of registrant as specified in charter)

    990 HIGHLAND DRIVE, SUITE 100, SOLANA BEACH, CALIFORNIA        92075
           (Address of principal executive offices)              (Zip code)

                             ALLEN B. LEVITHAN, ESQ.
                            C/O LOWENSTEIN SANDLER PC
                              65 LIVINGSTON AVENUE
                           ROSELAND, NEW JERSEY 07068
                     (Name and address of agent for service)

Registrant's telephone number, including area code (858) 794-6300

Date of fiscal year end: JULY 3, 2004*

Date of reporting period: JULY 3, 2004*

* BDI Investment Corporation's fiscal year ends on the Saturday nearest the end of June.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                           BDI INVESTMENT CORPORATION

                              FINANCIAL STATEMENTS
                         For the Year Ended July 3, 2004
                         (with auditor's report thereon)

                           BDI INVESTMENT CORPORATION

                                TABLE OF CONTENTS

                         For the Year Ended July 3, 2004

INDEPENDENT AUDITORS' REPORT                                            1

FINANCIAL STATEMENTS

   Statement of Assets and Liabilities                                  2
   Schedule of Investments                                         3 - 12
   Statement of Operations                                             13
   Statements of Changes in Net Assets                                 14
   Notes to Financial Statements                                  14 - 18
   Financial Highlights                                                19
   Corporate Data                                                      20

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
BDI Investment Corporation
Solana Beach, California

We have audited the accompanying statement of assets and liabilities of BDI Investment Corporation (the "Company") including the schedule of investments as of July 3, 2004, the related statement of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 3, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BDI Investment Corporation as of July 3, 2004, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Lavine, Lofgren, Morris & Engelberg, LLP
--------------------------------------------
Lavine, Lofgren, Morris & Engelberg, LLP

July 30, 2004

                           BDI INVESTMENT CORPORATION

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 3, 2004

Assets:
      Investments at market value (amortized cost: $13,611,000)      $13,969,000
      Cash and cash equivalents                                          221,000
      Interest receivable                                                209,000
--------------------------------------------------------------------------------

           Total assets                                               14,399,000
--------------------------------------------------------------------------------

Liabilities:
      Accounts payable                                                    12,000
      Dividends payable                                                  423,000
      Payable to broker                                                  107,000
--------------------------------------------------------------------------------

           Total liabilities                                             542,000
--------------------------------------------------------------------------------

Net assets                                                           $13,857,000
================================================================================

Net asset value per share based on 1,421,551 shares
      outstanding (net of 3,600 treasury shares)                     $      9.75
================================================================================

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
            Issuer and Title of Issue                                             Par Value              Year End
------------------------------------------------------------------------------------------------------------------

           California Tax Exempt Bonds
------------------------------------------------------------------------------------------------------------------
      Alhambra, California, City Elementary;                                     $  200,000             $  218,000
      5.250%; September 1, 2012

      Alvord, California, Unified School;                                           250,000                290,000
      5.900%; February 1, 2016

      Banning, California, Community                                                 25,000                 24,000
      Redevelopment Agency; 7.000%;
      March 1, 2020

      Bay Area, California Toll Bridge;                                             100,000                105,000
      5.125%; April 1, 2015

      Berkeley, California, Unified School                                           40,000                 41,000
      District, Refunding Unlimited Tax;
      5.000%; August 1, 2017

      Big Bear Lake, California,                                                    450,000                520,000
      Water Revenue Refunding;
      6.000%; April 1, 2011

      Cabrillo, California, Community College;                                      275,000                316,000
      5.750%; August 1, 2013

      California Health Facilities Financing                                        200,000                211,000
      Authority Revenue, Episcopal
      Homes Foundation; 5.000%;
      February 1, 2011

      California Health Facilities Financing                                        100,000                106,000
      Authority Revenue, Stanford Healthcare;
      5.000%; November 15, 2013

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
            Issuer and Title of Issue                                             Par Value              Year End
------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
------------------------------------------------------------------------------------------------------------------
      California Health Facilities Financing                                     $  250,000             $  256,000
      Authority Revenue, Stanford Hospital;
      5.000%; November 15, 2015

      California State Department of Water                                           50,000                 52,000
      Resources Power Supply; 5.500%;
      May 1, 2005

      California State Economic Recovery;                                           600,000                642,000
      5.000%; July 1, 2015

      California State General Obligations;                                         150,000                164,000
      5.250%; October 1, 2013

      California State General Obligations,                                         250,000                269,000
      Various Purpose; 5.250%;
      February 1, 2015

      California State Public Works Board                                           125,000                134,000
      Lease, California State University;
      5.000%; October 1, 2010

      California State Public Works Board                                           100,000                110,000
      Lease, Department of Corrections;
      5.500%; June 1, 2015

      California State Public Works Board                                           100,000                101,000
      Lease, Department of Forestry and Fire;
      4.700%; October 1, 2014

      California State Public Works Board                                           150,000                159,000
      Lease, Long Beach and San Luis Obispo
      Series B; 5.600%; April 1, 2006

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
            Issuer and Title of Issue                                             Par Value              Year End
------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
------------------------------------------------------------------------------------------------------------------
      California State Public Works Board                                        $  225,000             $  248,000
      Lease, Regents of the Univ. of California;
      5.250%; April 1, 2013

      California State Public Works Board                                            60,000                 65,000
      Lease, Substance Abuse;
      5.250%; January 1, 2013

      California State Public Works Board                                           210,000                235,000
      Lease, Various Universities;
      5.500%; June 1, 2014

      California State Public Works Board                                            75,000                 82,000
      Lease, California State University;
      5.500%; October 1, 2009

      California Statewide Community                                                100,000                113,000
      Development, Health Facilities
      5.500%, October 1, 2014

      California Statewide Community                                                425,000                463,000
      Development Certificate of Participation,
      San Gabriel Valley; 5.375%;
      September 1, 2007

      Carlsbad, California Improvement Board                                         60,000                 62,000
      Act 1915, District 97-1; 5.350%;
      September 2, 2009

      Carlsbad, California Improvement Board                                         65,000                 67,000
      Act 1915, District 97-1; 5.450%;
      September 2, 2010

      Central Coast, California,                                                     50,000                 54,000
      Water Authority Revenue; 5.150%
      October 1, 2009

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
            Issuer and Title of Issue                                             Par Value              Year End
------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
------------------------------------------------------------------------------------------------------------------
      Chaffey, California,                                                       $  200,000             $  221,000
      Unified High School District General
      Obligations; 5.500%; August 1, 2013

      Contra Costa County, California,                                              100,000                102,000
      Certification of Participation; 6.200%;
      August 1, 2008

      Cucamonga, California,                                                         25,000                 27,000
      County Water Agency; 5.000%;
      September 1, 2013

      Duarte, California, Redevelopment                                             100,000                101,000
      Agency, Tax Allocation; 5.950%;
      September 1, 2004

      East Bay, California,                                                          25,000                 27,000
      Municipal Utility District,B45 Water Revenue;
      5.250%; June 1, 2013

      El Monte, California,                                                          30,000                 31,000
      Public Social Services Facilities
      Revenue; 5.000%; June 1, 2019

      El Monte, California,                                                         240,000                264,000
      Water Authority Revenue;
      5.200%; September 1, 2012

      Emeryville, California, Public Financing                                      340,000                360,000
      Authority, Revenue Bond;
      5.700%; September 1, 2007

      Escondido, California, Multi-Family                                            75,000                 76,000
      Housing Revenue, FNMA; 5.250%;
      January 1, 2005

      Escondido, California, Multi-Family                                            75,000                 77,000
      Housing Revenue, FNMA; 5.400%;
      July 1, 2007

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
            Issuer and Title of Issue                                             Par Value              Year End
------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
------------------------------------------------------------------------------------------------------------------
      Freemont Unified School District,                                          $  200,000             $  217,000
      California, General Obligations;
      5.250%, September 1, 2013

      Fresno Unified School District,                                               500,000                595,000
      California, General Obligations;
      6.400%; August 1, 2016

      Grant Unified School District,                                                 40,000                 44,000
      California, General Obligations;
      5.250%; August 1, 2015

      Horicon Elementary School District,                                           235,000                250,000
      California, General Obligations;
      5.900%; August 1, 2012

      Industry California Urban Development                                          90,000                 97,000
      Agency, General Obligations;
      5.375%; May 1, 2012

      Inyo County, California, Certification of                                     175,000                188,000
      Participation County Jail; 5.000%;
      February 1, 2011

      Jurapa California Community Services                                           25,000                 26,000
      District Special Tax Revenue; 4.700%;
      September 1, 2014

      Los Angeles Unified School District,                                          275,000                294,000
      California, General Obligations;
      5.000%; July 1, 2015

      Los Gatos Unified School District,                                            250,000                266,000
      California, General Obligations;
      5.0000%; August 1, 2014

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
            Issuer and Title of Issue                                             Par Value              Year End
------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
------------------------------------------------------------------------------------------------------------------
      Lynwood, California, Public Financing                                      $  250,000             $  274,000
      Authority, Lease Revenue; 6.000%;
      September 1, 2012

      Marin County, California, Certification of                                     50,000                 50,000
      Participation, Capital Improvement
      Project; 7.000%; August 1, 2008

      Metro Water District, California, Waterworks                                  100,000                109,000
      Revenue; 5.000%; July 1, 2010

      Mid-Peninsula Regional Open                                                   150,000                154,000
      Space District, California; 6.950%;
      September 1, 2008

      Montclair, California, Redevelopment                                           10,000                 12,000
      Agency, Residential Mortgage Revenue;
      7.750%; October 1, 2011

      Montebello, California, Community                                             100,000                108,000
      Redevelopment Agency; 5.150%;
      September 1, 2012

      Montebello Unified School District,                                           100,000                108,000
      California, General Obligations;
      5.000%; August 1, 2014

      Mountain View Shoreline Regional Park                                          25,000                 27,000
      Community, California; 5.250%;
      August 1, 2012

      Napa Valley Unified School District,                                          250,000                265,000
      California; 5.0000%; August 1, 2016

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
             Issuer and Title of Issue                                            Par Value              Year End
------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
------------------------------------------------------------------------------------------------------------------
      Natomas Unified School District,                                           $  250,000             $  289,000
      California, General Obligations; 5.800%;
      September 1, 2014

      North Orange County, California,                                              250,000                266,000
      Community College, General
      Obligations;  5.000%; August 1, 2016

      Oakland, California, General Obligations                                      100,000                107,000
      Bonds; 5.200%; September 1, 2015

      Oakland Unified School District,                                              200,000                222,000
      California, General Obligations;
      5.750%; August 1, 2015

      Palmdale, California, Single Family                                            45,000                 52,000
      Mortgage Revenue; 7.000%;
      September 1, 2011

      Pleasant Valley, California, School                                            75,000                 83,000
      District General Obligations; 5.350%;
      February 1, 2015

      Pomona, California, General Federal                                           120,000                129,000
      Lease Financing, Certification of
      Participation; 5.500%; August 1, 2011

      Rossmoor, California, Community Services                                      105,000                109,000
      District Improvement Board; 5.800%;
      September 2, 2005

      Sacramento, California, Municipal Utility                                     420,000                456,000
      District Electric Revenue; 5.250%; May 1, 2013

      Sacramento, California, Municipal Utility                                      55,000                 59,000
      District Electric Revenue; 5.250%; Aug 15, 2015

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
             Issuer and Title of Issue                                            Par Value              Year End
------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
------------------------------------------------------------------------------------------------------------------
      Sacramento, California, New Public                                         $   50,000             $   54,000
      Housing Authority; 6.000%;
      December 1, 2007

      San Diego, California, Burnham Institute;                                     100,000                100,000
      5.150%; September 1, 2006

      San Diego, California, Redevelopment;                                         200,000                213,000
      Horton Plaza; 5.550%; November 1, 2015

      San Diego, California, Authority Water                                        115,000                122,000
      Revenue; 5.000%; August 1, 2015

      San Francisco, California, New Public                                          50,000                 54,000
      Housing Authority; 5.125%; August 1, 2010

      San Jose Libraries, Parks and Public Safety,                                  200,000                211,000
       California, General Obligations;
      5.000%; September 1, 2016

      Sanger Unified School District,                                               125,000                139,000
      California; 5.350%; August 1, 2015

      Santa Clara, California, Redevelopment                                        200,000                215,000
      Agency; 5.250%; June 1, 2013

      Santa Clara Valley Water District,                                            200,000                212,000
      California; 5.000%; February 1, 2016

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                         Value at
             Issuer and Title of Issue                                            Par Value              Year End
-------------------------------------------------------------------------------------------------------------------

      California Tax Exempt Bonds, continued
-------------------------------------------------------------------------------------------------------------------
      Sonoma, California, Community                                             $    70,000             $    70,000
      Redevelopment Agency Tax Allocation;
      7.900%; August 1, 2014

      Stockton, California, Certification of                                        250,000                 271,000
      Participation; 5.600%; August 1, 2014

      Tahoe Forest Hospital District,                                               250,000                 251,000
      California, Insured Health Facility
      Revenue; 5.850%; August 1, 2004

      Vallejo City School District, California;                                     260,000                 296,000
      5.600%; August 1, 2015

      Whittier Unified High School District,                                         50,000                  55,000
      California, General Obligations;
      5.125%; August 1, 2011
--------------------------------------------------------------------------------------------------------------------

      Total California Tax Exempt Bonds (96.7%)                                 $12,460,000             $13,512,000
====================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             SCHEDULE OF INVESTMENTS

                                  July 3, 2004

                                                                                                       Value at
            Issuer and Title of Issue                                           Par Value              Year End
-----------------------------------------------------------------------------------------------------------------

          Puerto Rico Tax Exempt Bonds
-----------------------------------------------------------------------------------------------------------------
     Puerto Rico; HFC SFM                                                     $    155,000           $    155,000
     Mortgage Revenue;
     7.500%; April 1, 2022
-----------------------------------------------------------------------------------------------------------------

     Total Puerto Rico Tax Exempt Bonds (1.1%)                                     155,000                155,000
-----------------------------------------------------------------------------------------------------------------

          Illinois Tax Exempt Bonds
-----------------------------------------------------------------------------------------------------------------

     Will County Illinois High School District,                                    310,000                302,000
     Illinois;  0%; December 1, 2005
-----------------------------------------------------------------------------------------------------------------

     Total Illinois Tax Exempt Bonds (2.2%)                                        310,000                302,000
-----------------------------------------------------------------------------------------------------------------

     Total Investments (100%)                                                 $ 12,925,000           $ 13,969,000
=================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                             STATEMENT OF OPERATIONS

                         For the Year Ended July 3, 2004

Investment income:
      Tax-exempt interest                                              $  641,000
      Tax-exempt dividends                                                  2,000
---------------------------------------------------------------------------------

                Total income                                                           $ 643,000

Expenses:
      Bookkeeping                                                          41,000
      Professional fees                                                    14,000
      Directors' fees                                                       3,000
      Transfer agent fees                                                   4,000
      Dividend distribution fees                                            4,000
      Other operating expense                                               4,000
---------------------------------------------------------------------------------

                Total expenses                                                            70,000
------------------------------------------------------------------------------------------------

                Net investment income                                                    573,000
------------------------------------------------------------------------------------------------

Realized and unrealized gain on investments:
      Proceeds from sales and bond redemptions                          5,660,000
      Cost of investments sold and redeemed
           (identified cost basis)                                      5,549,000
---------------------------------------------------------------------------------

                Net realized gain on investment transactions              111,000

      Net change in unrealized appreciation on investments               (442,000)
------------------------------------------------------------------------------------------------

                Net realized and unrealized loss on investments                         (331,000)
------------------------------------------------------------------------------------------------

      Net increase in net assets resulting from operations                             $ 242,000
================================================================================================

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                       STATEMENTS OF CHANGES IN NET ASSETS

               For the Years Ended July 3, 2004 and June 28, 2003

                                                                        2004               2003
---------------------------------------------------------------------------------------------------
Increase in net assets from operations:
      Net investment income                                         $    573,000       $    648,000
      Net realized gain on investment transactions                       111,000             75,000
      Net change in unrealized appreciation on investments              (442,000)            35,000
---------------------------------------------------------------------------------------------------

           Net increase in net assets resulting
                from operations                                          242,000            758,000

      Distributions to shareholders from net investment income          (741,000)          (652,000)
---------------------------------------------------------------------------------------------------

           Total increase (decrease) in net assets                      (499,000)           106,000

Net assets:
      Beginning of period                                             14,356,000         14,250,000
---------------------------------------------------------------------------------------------------

      End of period (including undistributed net
           investment income of $461,000 - 2004
           and $496,000 - 2003)                                     $ 13,857,000       $ 14,356,000
===================================================================================================

    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 3, 2004

                                     NOTE 1
                                     GENERAL

After many years as an operating company, on January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission to register under the Investment Company Act of 1940 as a closed-end diversified management investment company. The Company initiated operations as a regulated investment company on June 30, 1984. The Company is incorporated under the laws of New Jersey.

                                     NOTE 2
                   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                                   Fiscal Year

The Company's fiscal year ends on the Saturday nearest June 30. The fiscal year ending in 2004 reflects a fifty-three week year and the fiscal years ending in 2000 - 2003 reflect a fifty-two week year.

                                Cash Equivalents

The Company considers all highly liquid investments with original maturity of three months or less to be cash equivalents. Cash equivalents include liquid money market funds.

                                   Investments

The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the period.

Gross unrealized appreciation and depreciation on investments on a federal income tax basis as of July 3, 2004 were $49,000 and $(319,000), respectively. The aggregate cost of securities for federal income tax purposes approximates amortized cost.

                               Income Recognition

Security transactions are recorded on the trade date. Purchases of securities are recorded at cost. Any premiums paid or discounts received are recognized in the determination of realized gain or loss. The Company amortizes bond premiums over the life of the bond using the effective yield method. Purchased interest income is accrued and recorded based upon settlement dates. The difference between amortized cost and value is reflected as unrealized appreciation (depreciation) on investments.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 3, 2004

                               NOTE 2 - CONTINUED
                   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                                Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from these estimates and assumptions.

                                      Taxes

The Company has qualified as a Regulated Investment Company under certain provisions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such income. As a Regulated Investment Company, the Company "passes through" to its shareholders the character of the income which it receives.

                                  Distributions

It is the Company's policy to record dividends to shareholders as of the earlier of the date they are declared by the Board of Directors or the record date. All dividends declared during the current year represent distributions from net investment income.

Dividends per share during 2004 consisted of $0.0242, $0.2000 and $0.2964, and during 2003 consisted of $0.0085, $0.2200 and $0.2300, respectively.

                                Reclassification

Certain amounts in 2003 have been reclassified to conform to the presentation in 2004.

                                     NOTE 3
             OFF BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK

The Company invests primarily in California state and municipal bonds, most of which are guaranteed by the state or privately insured. At July 3, 2004, the value of all municipal bonds was $13,969,000. In addition, the Company's cash and cash equivalents consist of uninsured deposits with a major broker-dealer.

The Company holds financial instruments with off balance sheet risk in the normal course of business, specifically relating to bonds with call provisions. Such bonds are recorded at market value in the amount of $8,864,000 and though this is in excess of the stated call value of $8,309,000 at year end, the market value reflects, among other things, the call value risk.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 3, 2004

                                     NOTE 4
                                PAYABLE TO BROKER

Payable to broker represents amounts due to the Company's broker related to purchases of investments before year end, which settled after year end.

                                     NOTE 5
                                 DIRECTORS' FEES

The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company. Directors' fees for the year ended July 3, 2004 were $3,000.

                                     NOTE 6
                           RELATED PARTY TRANSACTIONS

The Company pays an affiliate for bookkeeping services. Fees for the year ended July 3, 2004 were $41,000.

Investment management services are provided to the Company by its chief executive officer and principal shareholder. The Company's chief executive officer does not charge fees for these services because he is the majority shareholder.

                                     NOTE 7
                        PURCHASES AND SALES OF SECURITIES

For the year ended July 3, 2004, the aggregate cost of security purchases was $6,081,000 and the aggregate proceeds from sales or redemptions of securities was $5,660,000.

No fees are charged by the securities custodian, a customary practice when securities transactions occur with that institution.

                                     NOTE 8
                                  INCOME TAXES

For the year ended July 3, 2004, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 3, 2004

                                     NOTE 9
                                   NET ASSETS

                                                           July 3,           June 28,
                                                            2004               2003
                                                        -------------------------------
Preferred stock, without par value: authorized
      500,000 shares; issued, none                      $         --       $         --
Common stock, par value $.10 per share: authorized
      4,500,000 shares; issued, 1,425,151                    143,000            143,000
Less treasury stock at cost, 3,600 shares                    (22,000)           (22,000)
Additional paid-in capital                                 3,673,000          3,673,000
Accumulated undistributed net investment income              461,000            496,000
Accumulated undistributed net realized gain                    2,000             24,000
Unrealized appreciation on investments                       358,000            800,000
Retained earnings at June 30, 1984                         9,242,000          9,242,000
---------------------------------------------------------------------------------------

           Net Assets                                   $ 13,857,000       $ 14,356,000
=======================================================================================

Retained earnings at June 30, 1984 represents cumulative undistributed earnings of the Company prior to its qualification as a regulated investment company.

                                     NOTE 10
                           CAPITAL STOCK TRANSACTIONS

There were no capital stock transactions for the Company for the years ended July 3, 2004 and June 28, 2003.

                           BDI INVESTMENT CORPORATION

                              FINANCIAL HIGHLIGHTS

         For the Years Ended July 3, 2004, June 28, 2003, June 29, 2002,
                         June 30, 2001, and July 1, 2000

Selected data for one share of common stock outstanding throughout each year follows (2004 is a fifty-three week year, 2003 - 2000 are fifty-two week years):

                                             2004               2003               2002               2001               2000
--------------------------------------------------------------------------------------------------------------------------------
Per share

Net asset value per share,
     beginning of year                   $     10.10        $     10.02        $      9.94        $      9.65        $      9.85
================================================================================================================================

Income from investment operations:
     Net investment income                      0.40               0.46               0.47               0.49               0.49
     Net realized and unrealized
        gain (loss) on investments             (0.23)              0.08               0.10               0.28              (0.19)
--------------------------------------------------------------------------------------------------------------------------------

        Total from investment
            operations                          0.17               0.54               0.57               0.77               0.30

Less distributions to shareholders:
     Distributions from
        net investment income                  (0.52)             (0.46)             (0.49)             (0.48)             (0.50)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value per share,
     end of year                         $      9.75        $     10.10        $     10.02        $      9.94        $      9.65
================================================================================================================================

Total rate of return                            1.68%              5.39%              5.73%              7.98%              3.07%
================================================================================================================================

Net assets, end of period                $13,857,000        $14,400,000        $14,250,000        $14,135,000        $13,728,000

Ratio of expenses to
     average net assets                         0.49%              0.49%              0.45%              0.45%              0.45%

Ratio of net investment
     income to average net
     assets                                     4.02%              4.50%              4.76%              4.98%              5.02%

Portfolio turnover                             40.73%             15.85%              3.34%              5.81%              7.18%
================================================================================================================================

Number of shares outstanding
     at end of period                      1,421,551          1,421,551          1,421,551          1,421,551          1,421,551
================================================================================================================================

                           BDI INVESTMENT CORPORATION

                                 CORPORATE DATA

Chairman of the Board of Directors,
Chief Executive Officer and President   Arthur Brody

Director                                Edward Kane

Director                                Ronald Simon

Secretary                               Donald Brody

Treasurer                               Teresa Whorton

Counsel                                 Lowenstein Sandler, PC

Auditors                                Lavine, Lofgren, Morris & Engelberg, LLP

Transfer Agent                          Registrar and Transfer Company

Custodian                               Morgan Stanley

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to BDI Investment Corporation at (858) 794.6300, 990 Highland Drive, Suite 100, Solana Beach, California 92075-2475, Attention: Teresa Whorton.

There have been no amendments to the Code of Ethics during the period covered by this report. In addition, during the period covered by this report, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's board of directors (or persons performing similar functions) has determined that Ronald Simon possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ronald Simon as the audit committee financial expert. Ronald Simon is an "independent" director (or the functional equivalent thereof) pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,000 and $9,900 for the years ended July 3, 2004 and June 28, 2003, respectively.

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,885 and $2,750 for fiscal 2003 and 2002, respectively.

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee of the Registrant was organized in January, 2004. As of fiscal year 2004, all services to be performed for the Registrant by the Registrant's accountant must be pre-approved by the audit committee. The above referenced fees for fiscal year 2004 were pre-approved by the audit committee.

There were no fees paid by the Registrant for non-audit professional services rendered by the Registrant's accountant to any related party.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable. The Registrant has invested exclusively in nonvoting securities.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant's principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) NOT APPLICABLE.

(a)(2) CertificationS required by Item 10(a)(2) of Form N-CSR ARE filed herewith as EX-99.CERT.

(b) CertificationS required by Item 10(b) of Form N-CSR ARE filed herewith as EX-99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BDI INVESTMENT CORPORATION


By: /s/ Arthur Brody
    -----------------------------------------
    Arthur Brody, Principal Executive Officer

Date September 7, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Arthur Brody
    -----------------------------------------
    Arthur Brody, Principal Executive Officer

Date September 7, 2004


By: /s/ Teresa Whorton
    -------------------------------------------
    Teresa Whorton, Principal Financial Officer

Date September 7, 2004